Stockholders' Equity - Additional Information (Details) - $ / shares	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
LGL Systems Acquisition Corp [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock authorized to issue	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate shares outstanding, percentage			20.00%
Public warrants expiration period	5 years		5 years
Public warrants redemption, description	the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to adjustment as described below) for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • If, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.		the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to adjustment as described below) for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • If, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Common stock trading price, description	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to our sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummated an initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities, and the $18.00 per share redemption trigger price of the warrants will be adjusted (to the nearest cent) to be equal to 180% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities.		In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to our sponsor, initial stockholders or their affiliates, without taking into account any founders’ shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummated an initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities, and the $18.00 per share redemption trigger price of the warrants will be adjusted (to the nearest cent) to be equal to 180% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				109,969,809	109,969,809	108,713,170
Common stock, shares issued				37,326,837	36,632,987	36,632,987
Common stock, shares outstanding				37,326,837	36,632,987	36,137,827
Class A Common Stock [Member] | LGL Systems Acquisition Corp [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	75,000,000	75,000,000	75,000,000
Aggregate shares outstanding, percentage	20.00%
Common stock, shares issued	3,848,225	2,431,477	3,361,921
Common stock, shares outstanding	3,848,225	2,431,477	3,361,921
Common stock subject to possible redemption	13,401,775	14,818,523	13,888,079
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				20,030,191	20,030,191	21,286,830
Common stock, shares issued				17,606,830	17,606,830	17,606,830
Common stock, shares outstanding				17,606,830	17,606,830	17,606,830
Class B Common Stock [Member] | LGL Systems Acquisition Corp [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500